Discontinued Operations (Details) (USD $)	3 Months Ended			12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 26, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 26, 2013 Subsequent Event [Member]	Mar. 31, 2013 Mortgages [Member]	Mar. 26, 2013 Mortgages [Member]	Dec. 31, 2012 Mortgage On Real Estate Rental Propertly [Member]
Discontinued Operations (Details) [Line Items]
Discontinued Operation, Gain (Loss) from Asset Impairment and Disposal of Discontinued Division				$ (5,000)	$ (224,000)
Discontinued Operation, Purchase Price						1,600,000
Discontinued Operation, Assets Book Value				734,000
Mortgage Loans on Real Estate				1,700,000
Debt Instrument, Description of Variable Rate Basis									variable rate of interest of Prime
Debt Instrument, Basis Spread on Variable Rate									6.75%
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		1,022,000	(82,000)	(236,000)	(444,000)
Proceeds from Sale of Real Estate	1,600,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	734,000			734,000	1,470,000
Long-term Debt, Gross							498,000	1,700,000
Debt Instrument, Interest Rate, Stated Percentage								6.75%
Gain (Loss) on Disposition of Assets for Financial Service Operations				(5,000)			1,100,000
Impairment of Long-Lived Assets to be Disposed of		224,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ 7,000